Equity Level 4 Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	$ (119,820)		$ (118,778)		$ (121,229)		$ (120,845)		$ (120,845)	$ (40,195)
Defined benefit plans, amounts reclassified from accumulated other comprehensive loss, net of tax	1,425	[1]	2,000	[1]	2,834	[1]	4,067	[1]	(384)	(80,650)	(3,293)
Ending Balance	$ (118,395)		$ (116,778)		$ (118,395)		$ (116,778)		$ (121,229)	$ (120,845)	$ (40,195)

[1]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.